Public Offering (Details) - USD ($)				9 Months Ended	12 Months Ended
	Feb. 09, 2021	Nov. 10, 2020	Oct. 06, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Public Offering
Number of units issued					39,451,134
Offering cost					$ 800,880
Deferred underwriting commissions					$ 28,588,350
Percentage of underwriting discount					2.00%
Cash underwriting discount paid					$ 15,000,000
Percentage of deferred fee					3.50%
Deferred underwriting fee payable			$ 26,250,000		$ 28,588,350
Public Warrants
Public Offering
Number of units issued				27,227,000	27,227,000
Number of shares issuable per warrant			0.33
Warrants exercisable term after the completion of a business combination				30 days	30 days
Warrants exercisable term from the closing of the public offering				12 months	12 months
Threshold maximum period for filing registration statement after business combination					15 days
Warrant expiry term				5 years	5 years
Class A Ordinary Shares
Public Offering
Number of warrants in a unit			1
Common shares, par value, (per share)				$ 0.00005	$ 0.00005	$ 0.00005
Initial Public Offering
Public Offering
Number of units issued	81,681,000		75,000,000
Price per unit			$ 10
Number of shares in a unit	6,681,000
Proceeds from offering			$ 750,000,000
Offering cost			43,541,714
Deferred underwriting commissions			$ 26,250,000
Initial Public Offering | Public Warrants
Public Offering
Number of units issued				39,451,134
Number of shares in a unit					1
Number of warrants in a unit	0.33			0.33	1
Number of shares issuable per warrant	1			1	1
Exercise price of warrant	$ 11.50
Initial Public Offering | Class A Ordinary Shares
Public Offering
Common shares, par value, (per share)	$ 0.00005
Over-allotment option
Public Offering
Number of units issued		6,681,000		9,000,000
Price per unit		$ 10
Proceeds from offering		$ 66,810,000
Offering cost		3,674,550
Deferred underwriting commissions		$ 2,338,350
Exercise price of warrant					$ 11.50
Cash underwriting discount paid					$ 1,336,200
Over-allotment option | Class A Ordinary Shares
Public Offering
Number of units issued		6,681,000